BOARD OF DIRECTORS - Schedule of movements of options held by the former board of management (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0350
Balance at ending (in shares)	24,238,937
EUR/USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0350	1.1002	1.0667
Expiration Date | Dr. Sijmen de Vries | Board of Management share option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning (in shares)	2,800,000
Granted (in shares)	0
Exercised (in shares)	2,800,000
Forfeited/Expired (in shares)	0
Balance at ending (in shares)	0	2,800,000
Exercise price (in usd per share) | $ / shares	$ 0.833